Material accounting policies - Going concern (Details) £ in Thousands, $ in Millions			6 Months Ended
	Jul. 10, 2025 USD ($) shares	Jan. 24, 2025 USD ($) shares	Jun. 30, 2025 GBP (£)	Aug. 04, 2025 GBP (£)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Significant accounting policies
Cash and cash equivalents			£ 61,984			£ 22,556	£ 66,786	£ 48,680
Proceeds from issuing shares			44,214
Net shareholders' deficit			(176,105)			£ (499,341)	£ (42,081)	£ (49,779)
Expected funding requirements over next 12-month period			£ 106,000
Liquidity position at the date of signing of the report
Significant accounting policies
Cash and cash equivalents				£ 104,000
Convertible senior secured notes
Significant accounting policies
Mandatory cash balance under loan covenants | $					$ 10
Vertical Aerospace Group Ltd
Significant accounting policies
Proportion of ownership interest and voting rights held			100.00%
Underwritten public offering
Significant accounting policies
Gross Proceeds | $		$ 90
Proceeds from issuing shares			£ 44,203
Number of shares issued | shares		15,000,000
Underwritten public offering | Share transaction
Significant accounting policies
Gross Proceeds | $	$ 69
Proceeds from issuing shares | $	$ 69
Number of shares issued | shares	13,800,000